Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring - Level 3 [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Assets [Abstract]
Beginning balance, Assets		¥ 338	¥ 308
Total gains (losses) recognized in net revenue, Assets	[1]	(2)	(17)
Total gains (losses) recognized in other comprehensive income, Assets		0	0
Purchases/ issues, Assets	[2]	400	285
Sales/ redemptions, Assets	[2]	(304)	(352)
Settlements, Assets		(37)	71
Foreign exchange movements, Assets		5	(21)
Transfers into Level 3, Assets	[3]	125	102
Transfers out of Level 3, Assets	[3]	(78)	(38)
Ending balance, Assets		447	338
Liabilities [Abstract]
Beginning balance, Liabilities		357	529
Total gains (losses) recognized in net revenue, Liabilities	[1]	9	23
Total gains (losses) recognized in other comprehensive income, Liabilities		(4)
Purchases/ issues, Liabilities	[2]	289	261
Sales/ redemptions, Liabilities	[2]	(159)	(417)
Settlements, Liabilities		(2)
Foreign exchange movements, Liabilities		(3)	(7)
Transfers into Level 3, Liabilities	[3]	143	125
Transfers out of Level 3, Liabilities	[3]	(134)	(111)
Ending balance, Liabilities		486	357
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		241	269
Total gains (losses) recognized in net revenue, Assets	[1]	(13)	(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	245	275
Sales/ redemptions, Assets	[2]	(284)	(347)
Settlements, Assets
Foreign exchange movements, Assets		(6)	(16)
Transfers into Level 3, Assets	[3]	92	103
Transfers out of Level 3, Assets	[3]	(47)	(42)
Ending balance, Assets		228	241
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		34	25
Total gains (losses) recognized in net revenue, Assets	[1]	(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	11	17
Sales/ redemptions, Assets	[2]	(10)	(7)
Settlements, Assets
Foreign exchange movements, Assets		(1)	(1)
Transfers into Level 3, Assets	[3]	9	2
Transfers out of Level 3, Assets	[3]	(7)	(2)
Ending balance, Assets		34	34
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		20	39
Total gains (losses) recognized in net revenue, Assets	[1]	1	14
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0
Sales/ redemptions, Assets	[2]	(5)	(25)
Settlements, Assets
Foreign exchange movements, Assets		(2)	(2)
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]	(1)	(6)
Ending balance, Assets		13	20
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	11
Sales/ redemptions, Assets	[2]	0	(11)
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3]	0
Transfers out of Level 3, Assets	[3]		0
Ending balance, Assets		1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		4	3
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5	21
Sales/ redemptions, Assets	[2]	(7)	(22)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]	5	3
Transfers out of Level 3, Assets	[3]	(4)	(1)
Ending balance, Assets		3	4
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		107	167
Total gains (losses) recognized in net revenue, Assets	[1]	2	(9)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	97	164
Sales/ redemptions, Assets	[2]	(131)	(243)
Settlements, Assets
Foreign exchange movements, Assets		(2)	(9)
Transfers into Level 3, Assets	[3]	62	60
Transfers out of Level 3, Assets	[3]	(27)	(23)
Ending balance, Assets		108	107
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		17	2
Total gains (losses) recognized in net revenue, Assets	[1]	0	2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]		15
Sales/ redemptions, Assets	[2]	(16)	(3)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]	0	1
Transfers out of Level 3, Assets	[3]	0
Ending balance, Assets		1	17
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		9	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	14	1
Sales/ redemptions, Assets	[2]	(20)	(1)
Settlements, Assets
Foreign exchange movements, Assets		(2)	0
Transfers into Level 3, Assets	[3]	0	8
Transfers out of Level 3, Assets	[3]	(1)
Ending balance, Assets		0	9
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		38	13
Total gains (losses) recognized in net revenue, Assets	[1]	(4)	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	41	35
Sales/ redemptions, Assets	[2]	(34)	(20)
Settlements, Assets
Foreign exchange movements, Assets		0	(3)
Transfers into Level 3, Assets	[3]		13
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		41	38
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		10	15
Total gains (losses) recognized in net revenue, Assets	[1]	(11)	(8)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	76	9
Sales/ redemptions, Assets	[2]	(58)	(14)
Settlements, Assets
Foreign exchange movements, Assets		1	(1)
Transfers into Level 3, Assets	[3]	16	16
Transfers out of Level 3, Assets	[3]	(7)	(7)
Ending balance, Assets		27	10
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		2	4
Total gains (losses) recognized in net revenue, Assets	[1]	1	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0	2
Sales/ redemptions, Assets	[2]	(3)	(1)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]	0	0
Transfers out of Level 3, Assets	[3]	0	(3)
Ending balance, Assets		0	2
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	6	(6)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(16)	11
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(7)	(4)
Foreign exchange movements, Assets	[4]	0	0
Transfers into Level 3, Assets	[3],[4]	22	1
Transfers out of Level 3, Assets	[3],[4]	(11)	4
Ending balance, Assets	[4]	(6)	6
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	17	(22)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	24	(17)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(39)	61
Foreign exchange movements, Assets	[4]	0	(3)
Transfers into Level 3, Assets	[3],[4]	(15)	(1)
Transfers out of Level 3, Assets	[3],[4]	(9)	(1)
Ending balance, Assets	[4]	(22)	17
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	0	4
Total gains (losses) recognized in net revenue, Assets	[1],[4]	0	(1)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(5)	(4)
Foreign exchange movements, Assets	[4]	(1)	0
Transfers into Level 3, Assets	[3],[4]	(4)	(6)
Transfers out of Level 3, Assets	[3],[4]	0	7
Ending balance, Assets	[4]	(10)	0
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(9)	(5)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	9	(14)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	14	18
Foreign exchange movements, Assets	[4]	1	1
Transfers into Level 3, Assets	[3],[4]	4	(3)
Transfers out of Level 3, Assets	[3],[4]	4	(6)
Ending balance, Assets	[4]	23	(9)
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]		0
Total gains (losses) recognized in net revenue, Assets	[1],[4]	0	0
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	0	0
Foreign exchange movements, Assets	[4]	0	0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[3],[4]
Ending balance, Assets	[4]
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	14	(29)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	17	(21)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(37)	71
Foreign exchange movements, Assets	[4]	0	(2)
Transfers into Level 3, Assets	[3],[4]	7	(9)
Transfers out of Level 3, Assets	[3],[4]	(16)	4
Ending balance, Assets	[4]	(15)	14
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		255	240
Total gains (losses) recognized in net revenue, Assets	[1]	4	(22)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	245	275
Sales/ redemptions, Assets	[2]	(284)	(347)
Settlements, Assets		(37)	71
Foreign exchange movements, Assets		(6)	(18)
Transfers into Level 3, Assets	[3]	99	94
Transfers out of Level 3, Assets	[3]	(63)	(38)
Ending balance, Assets		213	255
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		26	15
Total gains (losses) recognized in net revenue, Assets	[1]	(1)	(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	47	7
Sales/ redemptions, Assets	[2]	(16)	(1)
Settlements, Assets
Foreign exchange movements, Assets		1	(2)
Transfers into Level 3, Assets	[3]	14	8
Transfers out of Level 3, Assets	[3]	(5)
Ending balance, Assets		66	26
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets
Total gains (losses) recognized in net revenue, Assets	[1]	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0
Transfers into Level 3, Assets	[3]	5
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		5
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		0	0
Total gains (losses) recognized in net revenue, Assets	[1]	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	0
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets			0
Other [Member]
Assets [Abstract]
Beginning balance, Assets		57	53
Total gains (losses) recognized in net revenue, Assets	[1]	(5)	6
Total gains (losses) recognized in other comprehensive income, Assets		0	0
Purchases/ issues, Assets	[2]	108	3
Sales/ redemptions, Assets	[2]	(4)	(4)
Settlements, Assets
Foreign exchange movements, Assets		10	(1)
Transfers into Level 3, Assets	[3]	7	0
Transfers out of Level 3, Assets	[3]	(10)	0
Ending balance, Assets		163	57
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3	3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(3)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	8	2
Sales/ redemptions, Liabilities	[2]	(7)	(4)
Settlements, Liabilities		0
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	3	2
Transfers out of Level 3, Liabilities	[3]	(5)	(3)
Ending balance, Liabilities		2	3
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	4	1
Sales/ redemptions, Liabilities	[2]	(3)	(4)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	3	1
Transfers out of Level 3, Liabilities	[3]	(3)	(2)
Ending balance, Liabilities		1	0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(2)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	1
Sales/ redemptions, Liabilities	[2]	(1)	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	0	1
Transfers out of Level 3, Liabilities	[3]	(2)	(1)
Ending balance, Liabilities		0	3
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	4
Sales/ redemptions, Liabilities	[2]	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]	0
Ending balance, Liabilities		1
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0
Sales/ redemptions, Liabilities	[2]	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]		0
Transfers out of Level 3, Liabilities	[3]	0
Ending balance, Liabilities		0	0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		21	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(2)
Total gains (losses) recognized in other comprehensive income, Liabilities		0
Purchases/ issues, Liabilities	[2]	87	27
Sales/ redemptions, Liabilities	[2]	(38)	(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(3)	0
Transfers into Level 3, Liabilities	[3]	7	9
Transfers out of Level 3, Liabilities	[3]	(4)	(17)
Ending balance, Liabilities		70	21
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0
Sales/ redemptions, Liabilities	[2]	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities			0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]	0
Ending balance, Liabilities		0	0
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	3
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]
Ending balance, Liabilities		3
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		331	525
Total gains (losses) recognized in net revenue, Liabilities	[1]	9	30
Total gains (losses) recognized in other comprehensive income, Liabilities		(4)
Purchases/ issues, Liabilities	[2]	190	232
Sales/ redemptions, Liabilities	[2]	(113)	(412)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	(7)
Transfers into Level 3, Liabilities	[3]	132	114
Transfers out of Level 3, Liabilities	[3]	(125)	(91)
Ending balance, Liabilities		410	331
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(2)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1	0
Sales/ redemptions, Liabilities	[2]	(1)	0
Settlements, Liabilities		(2)
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	1	0
Transfers out of Level 3, Liabilities	[3]	0	0
Ending balance, Liabilities		¥ 1	¥ 2

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.